Note 21 - Subsequent Events (Details Textual) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands				12 Months Ended
	Feb. 16, 2023 USD ($) $ / shares shares	Feb. 16, 2023 CAD ($)	Feb. 07, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 16, 2023 $ / shares shares
Statement Line Items [Line Items]
Total number of shares issued (in shares)				2,691,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares				$ 17.15
Proceeds from issue of ordinary shares | $				$ 46,151
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Proceeds from issue of flow through shares	$ 17,133	$ 23,024	$ 42,558
Total number of shares issued (in shares)	969,450		2,905,000		969,450
Shares Issued, Price Per Share (in dollars per share) | (per share)	$ 17.67		$ 14.65		$ 23.75
Proceeds from issue of ordinary shares	$ 17,133	$ 23,024